Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MERIDIAN FUND INC
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
Supplement [Text Block]	mefi_SupplementTextBlock

MERIDIAN FUND, INC.®

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2016

to the Prospectus dated October 30, 2015

for Class A Shares, Class C Shares and Investor Class Shares,

as previously supplemented from time to time

The Funds’ Distribution Agreement with Destra Investments LLC has been terminated and the Funds have entered into a new Distribution Agreement with ALPS Distributors, Inc. To reflect this and other related changes to the Funds, the following changes have been made to the Funds’ Prospectus dated October 30, 2015 (the “Prospectus”):

1.	The table in the “Fees and Expenses of the Fund” section for the Meridian Equity Income Fund on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.93%	0.93%	0.93%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Other Expenses	6.03%	2.12%	15.65%
Total Annual Fund Operating Expenses’	7.23%	4.07%	16.60%
Fee Waivers and/or Expense Reimbursements	(5.61)%	(2.05)%	(15.23)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.62%[3]	2.02%[3]	1.37%[3]

1	Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Equity Income Fund so that the ratio of expenses to average net assets of the Meridian Equity Income Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.00% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in the statutory prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).
3	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.

3.	The table in the “Fees and Expenses of the Fund” section for the Meridian Growth Fund on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%	0.76%	0.76%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.43%	1.68%	0.15%
Total Annual Fund Operating Expenses	1.44%	3.44%	0.91%
Fee Waivers and/or Expense Reimbursements and Recoupment	0.11%[3]	(1.19)%	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment[1]	1.55%[2]	2.25%[2]	0.91%

1	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth Fund does not exceed 1.55% for Class A and 2.25% for Class C and 1.30% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
2	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.
3	Positive waiver reflects recoupment by the Adviser.

4.	The table in the “Fees and Expenses of the Fund” section for the Meridian Contrarian Fund on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	1.00%	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	2.16%	1.71%	1.29%
Total Annual Fund Operating Expenses	3.41%	3.71%	2.29%
Fee Waivers and/or Expense Reimbursements	(1.81)%	(1.51)%	(0.94)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.60%[2]	2.20%[2]	1.35%[2]

1	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Contrarian Fund so that the ratio of expenses to average net assets of the Meridian Contrarian Fund (excluding acquired fund fees and expenses) does not exceed 1.60% for Class A, 2.20% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
2	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.

5.	The table in the “Fees and Expenses of the Fund” section for the Meridian Small Cap Growth Fund on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Other Expenses	0.39%	1.69%	0.28%
Total Annual Fund Operating Expenses[1]	1.70%	3.75%	1.34%
Fee Waivers: and/or Expense Reimbursements	(0.04)%	(1.44)%	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.66%[3]	2.31%[3]	1.34%

1
Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

2	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding acquired fund fees and expenses) does not exceed 1.60% for Class A, 2.25% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in the statutory prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).
3	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.

MERIDIAN EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mefi_SupplementTextBlock

MERIDIAN FUND, INC.®

Meridian Equity Income Fund®

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2016

to the Prospectus dated October 30, 2015

for Class A Shares, Class C Shares and Investor Class Shares,

as previously supplemented from time to time

The Funds’ Distribution Agreement with Destra Investments LLC has been terminated and the Funds have entered into a new Distribution Agreement with ALPS Distributors, Inc. To reflect this and other related changes to the Funds, the following changes have been made to the Funds’ Prospectus dated October 30, 2015 (the “Prospectus”):

1.	The table in the “Fees and Expenses of the Fund” section for the Meridian Equity Income Fund on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.93%	0.93%	0.93%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Other Expenses	6.03%	2.12%	15.65%
Total Annual Fund Operating Expenses’	7.23%	4.07%	16.60%
Fee Waivers and/or Expense Reimbursements	(5.61)%	(2.05)%	(15.23)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.62%[3]	2.02%[3]	1.37%[3]

1	Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Equity Income Fund so that the ratio of expenses to average net assets of the Meridian Equity Income Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.00% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in the statutory prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).
3	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year after the date of this prospectus
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
MERIDIAN EQUITY INCOME FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.23%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.61%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[1],[2]
MERIDIAN EQUITY INCOME FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.07%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%	[1],[2]
MERIDIAN EQUITY INCOME FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	15.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	16.60%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(15.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[1],[2]
MERIDIAN GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mefi_SupplementTextBlock

MERIDIAN FUND, INC.®

Meridian Growth Fund®

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2016

to the Prospectus dated October 30, 2015

for Class A Shares, Class C Shares and Investor Class Shares,

as previously supplemented from time to time

The Funds’ Distribution Agreement with Destra Investments LLC has been terminated and the Funds have entered into a new Distribution Agreement with ALPS Distributors, Inc. To reflect this and other related changes to the Funds, the following changes have been made to the Funds’ Prospectus dated October 30, 2015 (the “Prospectus”):

3.	The table in the “Fees and Expenses of the Fund” section for the Meridian Growth Fund on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%	0.76%	0.76%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.43%	1.68%	0.15%
Total Annual Fund Operating Expenses	1.44%	3.44%	0.91%
Fee Waivers and/or Expense Reimbursements and Recoupment	0.11%[3]	(1.19)%	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment[1]	1.55%[2]	2.25%[2]	0.91%

1	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth Fund does not exceed 1.55% for Class A and 2.25% for Class C and 1.30% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
2	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.
3	Positive waiver reflects recoupment by the Adviser.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year after the date of this prospectus
MERIDIAN GROWTH FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and/or Expense Reimbursements	mefi_FeeWaiverOrReimbursementOverAssetsTwo	0.11%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[1],[4],[5]
MERIDIAN GROWTH FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.44%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[1],[4],[5]
MERIDIAN GROWTH FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[4],[5]
MERIDIAN CONTRARIAN FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mefi_SupplementTextBlock

MERIDIAN FUND, INC.®

Meridian Contrarian Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2016

to the Prospectus dated October 30, 2015

for Class A Shares, Class C Shares and Investor Class Shares,

as previously supplemented from time to time

The Funds’ Distribution Agreement with Destra Investments LLC has been terminated and the Funds have entered into a new Distribution Agreement with ALPS Distributors, Inc. To reflect this and other related changes to the Funds, the following changes have been made to the Funds’ Prospectus dated October 30, 2015 (the “Prospectus”):

4.	The table in the “Fees and Expenses of the Fund” section for the Meridian Contrarian Fund on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	1.00%	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	2.16%	1.71%	1.29%
Total Annual Fund Operating Expenses	3.41%	3.71%	2.29%
Fee Waivers and/or Expense Reimbursements	(1.81)%	(1.51)%	(0.94)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.60%[2]	2.20%[2]	1.35%[2]

1	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Contrarian Fund so that the ratio of expenses to average net assets of the Meridian Contrarian Fund (excluding acquired fund fees and expenses) does not exceed 1.60% for Class A, 2.20% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
2	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year after the date of this prospectus
MERIDIAN CONTRARIAN FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.81%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[1],[6]
MERIDIAN CONTRARIAN FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.51%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.20%	[1],[6]
MERIDIAN CONTRARIAN FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[1],[6]
Meridian Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mefi_SupplementTextBlock

MERIDIAN FUND, INC.®

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2016

to the Prospectus dated October 30, 2015

for Class A Shares, Class C Shares and Investor Class Shares,

as previously supplemented from time to time

The Funds’ Distribution Agreement with Destra Investments LLC has been terminated and the Funds have entered into a new Distribution Agreement with ALPS Distributors, Inc. To reflect this and other related changes to the Funds, the following changes have been made to the Funds’ Prospectus dated October 30, 2015 (the “Prospectus”):

5.	The table in the “Fees and Expenses of the Fund” section for the Meridian Small Cap Growth Fund on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	NONE	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25%	1.00%	0.00%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%
Other Expenses	0.39%	1.69%	0.28%
Total Annual Fund Operating Expenses[1]	1.70%	3.75%	1.34%
Fee Waivers: and/or Expense Reimbursements	(0.04)%	(1.44)%	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.66%[3]	2.31%[3]	1.34%

1
Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

2	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding acquired fund fees and expenses) does not exceed 1.60% for Class A, 2.25% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in the statutory prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).
3	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year after the date of this prospectus
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Meridian Small Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.66%	[1],[8]
Meridian Small Cap Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.75%	[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.31%	[1],[8]
Meridian Small Cap Growth Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[8]

[1]	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.
[2]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Equity Income Fund so that the ratio of expenses to average net assets of the Meridian Equity Income Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 1.60% for Class A, 2.00% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in the statutory prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).
[3]	Positive waiver reflects recoupment by the Adviser.
[4]	and Recoupment
[5]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth Fund does not exceed 1.55% for Class A and 2.25% for Class C and 1.30% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
[6]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Contrarian Fund so that the ratio of expenses to average net assets of the Meridian Contrarian Fund (excluding acquired fund fees and expenses) does not exceed 1.60% for Class A, 2.20% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
[7]	Please note that Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[8]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Small Cap Growth Fund so that the ratio of expenses to average net assets of the Meridian Small Cap Growth Fund (excluding acquired fund fees and expenses) does not exceed 1.60% for Class A, 2.25% for Class C and 1.35% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in the statutory prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).